Consolidated Statement of Stockholders’ Equity (Parentheticals) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net of offering costs	$ 146,470	$ 270,855	$ 23,070